Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of balances in foreign currencies
Significant balances in foreign currencies at December 31, 2022, are as follows:

	U.S. dollar	Euro
Cash and cash equivalents	$6,635	$—
Marketable securities	15,115	—
Accounts payable and accrued liabilities	(1,093)	(1,035)
	$20,657	$(1,035)